Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2022	Mar. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[1]	¥ 32,061	¥ 34,154
Securities lending transactions	[1]	1,734	1,781
Total	[1]	33,795	35,935
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		384	724
Securities lending transactions		1,508	1,600
Total		1,892	2,324
Japanese government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		879	1,168
Securities lending transactions		1	0
Total		880	1,168
Foreign government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		26,436	27,531
Securities lending transactions		17	8
Total		26,453	27,539
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		2,322	1,926
Securities lending transactions		175	117
Total		2,497	2,043
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		1	6
Securities lending transactions
Total		1	6
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[2]	1,846	2,532
Securities lending transactions	[2]
Total	[2]	1,846	2,532
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		157	223
Securities lending transactions
Total		157	223
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		36	44
Securities lending transactions		33	56
Total		¥ 69	¥ 100

[1]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[2]	Includes ¥2,170 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2021. Includes ¥1,404 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2022.